Prepayment and other current assets (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepayments and other current assets
	December 31, 2017	December 31, 2018
	RMB	RMB
Receivables due from dealerships	-	10,661
Deductible VAT	5,902	4,852
Deposits	1,814	8,637
Prepaid rental expenses	1,421	2,168
Receivables due from third-party online payment platforms	1,482	469
Staff advances	1,875	695
Prepaid promotion expenses	3,199	36,538
Prepaid service fees	178	2,574
Others	310	2,225
Total	16,181	68,819